25. Operating segment information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Operating segment information
	2019
	Sanitation (i)	Reconciliation to the financial statements (ii)	Balance as per financial statements
Gross operating revenue	16,134,032	2,946,566	19,080,598
Gross sales deductions	(1,096,944)	-	(1,096,944)
Net operating revenue	15,037,088	2,946,566	17,983,654
Costs, selling and administrative expenses	(9,375,590)	(2,881,394)	(12,256,984)
Income from operations before other net operating expenses, net and equity accounting	5,661,498	65,172	5,726,670
Other operating income / (expenses), net			(18,748)
Equity accounting			3,701
Financial result, net			(1,033,681)
Income from operations before taxes			4,677,942
Depreciation and amortization	(1,780,094)		(1,780,094)

(i) See note 32 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;

(ii) Construction revenue and related costs not reported to the CODM. Revenue from construction is recognized in accordance with IFRIC 12 (Concession Agreements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are satisfied over time. See Note 14 (e).

	2018
	Sanitation (i)	Reconciliation to the financial statements (ii)	Balance as per financial statements
Gross operating revenue	14,253,609	2,802,670	17,056,279
Gross sales deductions	(971,185)	-	(971,185)
Net operating revenue	13,282,424	2,802,670	16,085,094
Costs, selling and administrative expenses	(8,203,883)	(2,739,657)	(10,943,540)
Income from operations before other net operating expenses, net and equity accounting	5,078,541	63,013	5,141,554
Other operating income / (expenses), net			28,591
Equity accounting			6,510
Financial result, net			(1,264,336)
Income from operations before taxes			3,912,319
Depreciation and amortization	(1,392,541)		(1,392,541)

(i) See note 32 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;

(ii) Construction revenue and related costs not reported to the CODM. Revenue from construction is recognized in accordance with IFRIC 12 (Concession Agreements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are satisfied over time. See Note 14 (e).

	2017
	Sanitation (i)	Reconciliation to the financial statements (ii)	Balance as per financial statements
Gross operating revenue	12,223,746	3,150,877	15,374,623
Gross sales deductions	(766,390)	-	(766,390)
Net operating revenue	11,457,356	3,150,877	14,608,233
Costs, selling and administrative expenses	(7,566,104)	(3,080,542)	(10,646,646)
Income from operations before other net operating expenses, net and equity accounting	3,891,252	70,335	3,961,587
Other operating income / (expenses), net			(5,679)
Equity accounting			5,760
Financial result, net			(458,054)
Income from operations before taxes			3,503,614
Depreciation and amortization	(1,301,897)	-	(1,301,897)

(i) See note 32 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;

(ii) Construction revenue and related costs not reported to the CODM.

Impacts on gross operating income and costs
	2019	2018	2017

Gross revenue from construction recognized under IFRIC 12 (a)	2,946,566	2,802,670	3,150,877
Construction costs recognized under IFRIC 12 (a)	(2,881,394)	(2,739,657)	(3,080,542)

Construction margin	65,172	63,013	70,335

(a)	Revenue from concession construction contracts is recognized in accordance with Note 3.3 (b).